Related Parties Payable (Details) - USD ($)	Jan. 03, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Parties Payable [Line Items]
Payable to related parties		$ 7,226,210	$ 3,783,415
Bank loan		1,572,979	1,643,993
Sun Lei [Member]
Related Parties Payable [Line Items]
Payable to related parties		$ 2,510,000	$ 222,354
Shares issued (in Shares)		190,200
Li Huidan [Member]
Related Parties Payable [Line Items]
Payable to related parties		$ 13,913.04
Shares issued (in Shares)		35,000
Subsequents Event [Member] | Li Huidan [Member]
Related Parties Payable [Line Items]
Aggregate shares (in Shares)	140,000